Basis of preparation of the financial statements	12 Months Ended
Dec. 31, 2019
Disclosure of basis of preparation of financial statements [Abstract]
Basis of preparation of the financial statements
2.	Basis of preparation of the financial statements

(i) Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements have been prepared on a historical cost basis, except for financial instruments that have been measured at fair value.
The preparation of financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in Note 4.
The consolidated financial statements are presented in Brazilian reais (“R$”), and all amounts disclosed in the financial statements and notes have been rounded off to the nearest thousand currency units unless otherwise stated.
As mentioned in the Note 1, the Group carried out a corporate reorganization in order to prepare the structure for the Initial Public Offering of its shares. As result, XP Inc. was incorporated in 2019 and is currently the entity which is registered with the Securities Exchange Commission and for which these financial statements are presented. The comparative historical figures presented in these financial statements are the ones of the predecessor entity, XP Investimentos S.A.
The balance sheet is presented in order of liquidity of assets and liabilities. The timing of their realization or settlement is dependent not just on their liquidity, but also on management’s judgements on expected movements in market prices and other relevant aspects.
(ii) New and amended standards adopted by the Group
The Group applies, for the first time on January 1, 2019, IFRS 16
Leases
and IFRIC 23
Uncertainty over Income Tax Treatment
. As required by IFRS, the nature and effect of these changes are disclosed in Note 3 (vii), including the new accounting policies that have been applied since then. Comparative for the 2018 financial year have not been restated.
Other amendments and interpretations apply for the first time in 2019, but do not have an impact on the annual consolidated financial statements of the Group.
Certain new accounting standards and interpretations have been published that are not mandatory for 2019 reporting periods and have not been early adopted by the Group. These standards are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

(iii) Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company as of December 31, 2019 and 2018 and for each of the years ended December 31, 2019, 2018 and 2017.
Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
The acquisition method of accounting is used to account for business combinations by the Group (refer to Note 5.
Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Non-controlling
interests in the results and equity of subsidiaries are shown separately in the consolidated statement of income and of comprehensive income, statement of changes in equity and balance sheet respectively.
(iv) Segment reporting
In reviewing the operational performance of the Group and allocating resources, the chief operating decision maker of the Group (“CODM”), who is the Group’s Chief Executive Officer (“CEO”) and the Board of Directors (“BoD”), represented by statutory directors holders of ordinary shares of the immediate parent of the Company, reviews selected items of the statement of income and of comprehensive income.
The CODM considers the whole Group as a single operating and reportable segment, monitoring operations, making decisions on fund allocation and evaluating performance based on a single operating segment. The CODM reviews relevant financial data on a combined basis for all subsidiaries. Disaggregated information is only reviewed at the revenue level (Note 26), with no corresponding detail at any margin or profitability levels.
The Group’s revenue, results and assets for this one reportable segment can be determined by reference to the consolidated statement of income and of comprehensive income and consolidated balance sheet.
See Note 26 (c) for a breakdown of revenues and income and selected assets from external customers by country of domicile.
(v) Foreign currency translation

(i)	Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in Brazilian Reais (“R$”), which is the Group functional and presentation currency.

The functional currency for all the Company’s subsidiaries in Brazil is also the Brazilian reais. Certain subsidiaries outside of Brazil have different functional currencies, including US Dollar (“USD”), Euro (“EUR”), Pound sterling (“GBP”) and Swiss Franc (“CHF”).
(ii) Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss. They are deferred in equity if they relate to qualifying cash flow hedges and qualifying net investment hedges or are attributable to part of the net investment in a foreign operation.
Foreign exchange gains and losses that relate to borrowings are presented in the statement of income and other comprehensive income, within finance costs. All other foreign exchange gains and losses are presented in the statement of profit or loss on a net basis within interest expense on debt.
Non-monetary
items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary
assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary
assets such as equities classified as at fair value through other comprehensive income are recognized in other comprehensive income.
(iii) Group companies
The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;

•
income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and

•	all resulting exchange differences are recognized in other comprehensive income.
On consolidation, exchange differences arising from the translation of any net investment in foreign entities, and of borrowings and other financial instruments designated as hedges of such investments, are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.
Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.